UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-10065

Tax-Managed Small-Cap Portfolio Formerly known as Tax-Managed Small-Cap Growth Portfolio
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	October 31

Date of Reporting Period:	July 31, 2008

Item 1. Schedule of Investments

Tax-Managed Small-Cap Growth Portfolio (1)	as of July 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 99.0%

Security	Shares	Value
Aerospace & Defense — 3.4%
Alliant Techsystems, Inc. (2)	31,280	$3,096,407
Ceradyne, Inc. (2)	86,210	3,995,833
		$7,092,240
Beverages — 1.5%
Central European Distribution Corp. (2)	44,600	$3,254,016
		$3,254,016
Biotechnology — 1.3%
Martek Biosciences Corp. (2)	70,790	$2,662,412
		$2,662,412
Capital Markets — 3.7%
Affiliated Managers Group, Inc. (2)	21,790	$1,882,656
Greenhill & Co., Inc.	36,100	2,217,623
Lazard, Ltd., Class A	93,340	3,809,205
		$7,909,484
Chemicals — 2.3%
Intrepid Potash, Inc. (2)	4,760	$263,228
Rockwood Holdings, Inc. (2)	28,510	1,087,656
Terra Industries, Inc.	63,800	3,445,200
		$4,796,084
Commercial Banks — 1.3%
Cullen/Frost Bankers, Inc.	31,015	$1,635,731
National City Corp.	110,990	524,983
Zions Bancorporation	19,900	582,473
		$2,743,187
Commercial Services & Supplies — 4.8%
Clean Harbors, Inc. (2)	33,770	$2,635,411
EnergySolutions, Inc.	154,250	3,163,667
FTI Consulting, Inc. (2)	62,710	4,462,444
		$10,261,522
Computer Peripherals — 0.4%
Stratasys, Inc. (2)	52,565	$817,386
		$817,386
Construction & Engineering — 2.6%
Chicago Bridge & Iron Co. NV	63,090	$2,067,459
Foster Wheeler, Ltd. (2)	60,580	3,439,127
		$5,506,586
Distributors — 1.3%
LKQ Corp. (2)	128,580	$2,635,890
		$2,635,890
Diversified Financial Services — 0.5%
CITGroup, Inc.	115,310	$977,829
		$977,829
Electrical Equipment — 1.2%
Baldor Electric Co.	76,600	$2,608,230
		$2,608,230
Electronic Equipment, Instruments & Components — 5.7%
Avnet, Inc. (2)	108,430	$2,955,802

Daktronics, Inc.	184,930	$3,301,000
FLIR Systems, Inc. (2)	90,330	3,680,044
National Instruments Corp.	63,820	2,173,071
		$12,109,917
Energy Equipment & Services — 5.5%
Hornbeck Offshore Services, Inc. (2)	54,485	$2,428,941
ION Geophysical Corp. (2)	207,670	3,316,490
NATCO Group, Inc., Class A (2)	65,755	3,133,226
Willbros Group, Inc. (2)	75,171	2,824,926
		$11,703,583
Health Care Equipment & Supplies — 6.4%
Analogic Corp.	48,215	$3,528,374
IDEXX Laboratories, Inc. (2)	29,800	1,594,300
Immucor, Inc. (2)	27,200	819,536
ResMed, Inc. (2)	19,330	731,061
West Pharmaceutical Services, Inc.	68,720	3,155,622
Wright Medical Group, Inc. (2)	116,140	3,657,249
		$13,486,142
Health Care Providers & Services — 1.5%
VCA Antech, Inc. (2)	111,770	$3,256,978
		$3,256,978
Hotels, Restaurants & Leisure — 1.6%
Scientific Games Corp., Class A (2)	112,190	$3,403,845
		$3,403,845
Household Products — 1.5%
Church & Dwight Co., Inc.	57,440	$3,151,733
		$3,151,733
Insurance — 1.5%
Philadelphia Consolidated Holding Corp. (2)	53,465	$3,125,029
		$3,125,029
IT Services — 1.3%
Euronet Worldwide, Inc. (2)	174,890	$2,798,240
		$2,798,240
Life Sciences Tools & Services — 2.2%
Bruker BioSciences Corp. (2)	190,870	$2,637,823
PerkinElmer, Inc.	70,380	2,048,058
		$4,685,881
Machinery — 3.9%
Bucyrus International, Inc.	48,350	$3,384,983
Colfax Corp. (2)	22,120	603,655
Energy Recovery, Inc. (2)	11,050	122,102
Titan International, Inc.	91,220	4,215,276
		$8,326,016
Media — 1.3%
Central European Media Enterprises, Ltd. (2)	33,420	$2,782,215
		$2,782,215
Metals & Mining — 3.6%
Cleveland-Cliffs, Inc.	55,960	$6,066,624
Yamana Gold, Inc.	122,746	1,518,368
		$7,584,992
Multiline Retail — 2.9%
Big Lots, Inc. (2)	103,420	$3,150,173
Dollar Tree, Inc. (2)	81,330	3,049,875
		$6,200,048

Oil, Gas & Consumable Fuels — 13.3%
Bill Barrett Corp. (2)	24,630	$1,013,278
Denbury Resources, Inc. (2)	112,650	3,169,971
Forest Oil Corp. (2)	50,510	2,880,585
Foundation Coal Holdings, Inc.	39,200	2,328,480
Goodrich Petroleum Corp. (2)	76,710	3,517,153
Patriot Coal Corp. (2)	32,650	4,118,797
Penn Virginia Corp.	14,810	899,708
Petrohawk Energy Corp. (2)	151,530	5,048,980
Range Resources Corp.	57,445	2,789,529
St. Mary Land & Exploration Co.	58,750	2,500,400
		$28,266,881
Personal Products — 0.5%
Chattem, Inc. (2)	16,770	$1,081,162
		$1,081,162
Real Estate Management & Development — 0.8%
St. Joe Co. (The)	47,970	$1,680,389
		$1,680,389
Road & Rail — 3.4%
Kansas City Southern (2)	71,660	$3,941,300
Landstar System, Inc.	63,880	3,231,050
		$7,172,350
Semiconductors & Semiconductor Equipment — 10.0%
Advanced Energy Industries, Inc. (2)	196,760	$2,719,223
Atheros Communications, Inc. (2)	104,190	3,229,890
Cypress Semiconductor Corp. (2)	117,430	3,199,968
Intersil Corp., Class A	122,320	2,951,582
ON Semiconductor Corp. (2)	170,380	1,599,868
Renesola, Ltd. ADR (2)	192,980	3,043,295
Varian Semiconductor Equipment Associates, Inc. (2)	45,950	1,342,659
Verigy, Ltd. (2)	134,800	2,996,604
		$21,083,089
Software — 2.8%
Parametric Technology Corp. (2)	171,650	$3,324,861
Sybase, Inc. (2)	79,489	2,671,625
		$5,996,486
Specialty Retail — 1.6%
Advance Auto Parts, Inc.	82,730	$3,399,376
		$3,399,376
Textiles, Apparel & Luxury Goods — 1.6%
Gildan Activewear, Inc. (2)	135,920	$3,429,262
		$3,429,262
Thrifts & Mortgage Finance — 0.3%
Sovereign Bancorp, Inc.	61,750	$587,860
		$587,860
Trading Companies & Distributors — 1.5%
GATX Corp.	70,714	$3,215,366
		$3,215,366
Total Common Stocks (identified cost $162,225,421)		$209,791,706

Private Placements — 0.0%

Security	Shares	Value
Metals & Mining — 0.0%
Nevada Pacific Mining Co. (2) (3) (4)	80,000	$56,000
		$56,000
Total Private Placements (identified cost $80,000)		$56,000

Special Warrants — 0.1%

Security	Shares	Value
Metals & Mining — 0.1%
Western Exploration and Development, Ltd. (2) (3) (4)	600,000	$180,000
		$180,000
Total Special Warrants (identified cost $480,000)		$180,000

Short-Term Investments — 2.6%

	Interest
Description	(000’s omitted)	Value
Investment in Cash Managment Portfolio, 2.23% (5)	$5,561	$5,561,455
Total Short-Term Investments (identified cost $5,561,455)		$5,561,455
Total Investments — 101.7% (identified cost $168,346,876)		$215,589,161
Other Assets, Less Liabilities — (1.7)%		$(3,607,017)
Net Assets — 100.0%		$211,982,144

ADR	—	American Depository Receipt

(1)		Effective September 1, 2008, the Portfolio changed its name to Tax-Managed Small-Cap Portfolio.
(2)		Non-income producing security.
(3)		Restricted security.
(4)		Security valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Portfolio.
(5)

Affiliated investment company available to Eaton Vance portfolios and funds which invests in high quality, U.S. dollar denominated money market instruments.  The rate shown is the annualized seven-day yield as of July 31, 2008. Net income allocated from the Investment in Cash Management Portfolio for the fiscal year to date ended July 31, 2008 was $158,933.

The Portfolio did not have any open financial instruments at July 31, 2008.

The cost and unrealized appreciation (depreciation) of investments of the Portfolio at July 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$168,346,876
Gross unrealized appreciation	$52,704,082
Gross unrealized depreciation	(5,461,797)
Net unrealized appreciation	$47,242,285

Restricted Securities

At July 31, 2008, the Portfolio owned the following securities (representing 0.11% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The fair value is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Private Placements
Nevada Pacific Mining Co.	12/21/98	80,000	$80,000	$56,000
			$80,000	$56,000
Special Warrants
Western Exploration and Development, Ltd.	12/21/98	600,000	$480,000	$180,000
			$480,000	$180,000
Total Restricted Securities			$560,000	$236,000

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed Small-Cap Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	September 25, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	September 25, 2008